EXCHANGEABLE NOTES - Assumptions used in determining fair values of Exchangeable Notes (Details)	Dec. 31, 2025	Dec. 31, 2024
Lightning Speed Exchangeable Notes | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0134	0.0108
Lightning Speed Exchangeable Notes | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	0.0136	0.0114
Lightning Speed Exchangeable Notes | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.50	0.75
Lightning Speed Exchangeable Notes | Bond yields
EXCHANGEABLE NOTES
Measurement input	0.1341	0.0632
Kingway Exchangeable Note | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0148	0.0102
Kingway Exchangeable Note | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	0.0154	0.0139
Kingway Exchangeable Note | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.75	0.75
Kingway Exchangeable Note | Bond yields
EXCHANGEABLE NOTES
Measurement input		0.0789
Kingway Exchangeable Note | Bond yields | Minimum
EXCHANGEABLE NOTES
Measurement input	0.1297
Kingway Exchangeable Note | Bond yields | Maximum
EXCHANGEABLE NOTES
Measurement input	0.1395